Income Taxes, Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax expense (benefit)
Current federal income tax expense (benefit)	$ 95,867	$ (77,931)	$ 180,056
Current state income tax expense	5,161	8,545	8,426
Deferred federal income tax expense (benefit)	48,164	44,881	(69,917)
Deferred state income tax expense (benefit)	7,142	6,276	(5,431)
State - valuation allowance adjustment		6,447
Total income tax expense (benefit)	$ 156,334	$ (11,782)	$ 113,134